Segmented Information - Operating Segments Earnings and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue from sale of crude oil	$ 288,777	$ 240,787
Revenue from sale of natural gas	2,632	4,120
Revenue from sale of NGLs	7,735	7,684
Royalty expense	122,917	104,127
Petroleum and natural gas sales, net of royalties	176,227	148,464
Finance revenue	570	108
Revenue	176,797	148,572
Segmented and non-segmented expenses (income)
Production and operating	53,298	51,005
Selling costs	2,103	2,495
General and administrative	18,688	15,253
Foreign exchange (gain) loss	(289)	194
Finance costs	5,075	6,233
Depletion, depreciation and amortization	34,291	40,036
Asset retirement obligation accretion	270	256
Loss on financial instruments	7,051	10,992
Impairment loss	14,500	79,025
Gain on disposition of assets	(207)	0
Income tax expense	26,340	21,819
NET EARNINGS (LOSS)	15,677	(78,736)
Capital expenditures	40,706	38,159
Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	40,638	38,118
Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	68	41
Operating segments [member] | Egypt [member]
Revenue
Revenue from sale of crude oil	278,111	230,323
Revenue from sale of natural gas	0	0
Revenue from sale of NGLs	0	0
Royalty expense	120,271	99,336
Petroleum and natural gas sales, net of royalties	157,840	130,987
Finance revenue	87	33
Revenue	157,927	131,020
Segmented and non-segmented expenses (income)
Production and operating	45,562	44,705
Selling costs	2,103	2,495
General and administrative	4,798	5,782
Foreign exchange (gain) loss	0	0
Finance costs	4,635	4,357
Depletion, depreciation and amortization	26,271	30,653
Asset retirement obligation accretion	0	0
Loss on financial instruments	6,755	10,748
Impairment loss	14,500	79,025
Gain on disposition of assets	0	0
Income tax expense	26,340	21,819
NET EARNINGS (LOSS)	26,963	(68,564)
Operating segments [member] | Egypt [member] | Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	28,673	31,151
Operating segments [member] | Egypt [member] | Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Operating segments [member] | Canada [member]
Revenue
Revenue from sale of crude oil	10,666	10,464
Revenue from sale of natural gas	2,632	4,120
Revenue from sale of NGLs	7,735	7,684
Royalty expense	2,646	4,791
Petroleum and natural gas sales, net of royalties	18,387	17,477
Finance revenue	0	0
Revenue	18,387	17,477
Segmented and non-segmented expenses (income)
Production and operating	7,736	6,300
Selling costs	0	0
General and administrative	1,134	1,147
Foreign exchange (gain) loss	0	0
Finance costs	440	860
Depletion, depreciation and amortization	7,711	8,985
Asset retirement obligation accretion	270	256
Loss on financial instruments	296	93
Impairment loss	0	0
Gain on disposition of assets	(207)	0
Income tax expense	0	0
NET EARNINGS (LOSS)	1,007	(164)
Operating segments [member] | Canada [member] | Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	11,965	6,967
Operating segments [member] | Canada [member] | Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Non-segment [member]
Revenue
Revenue from sale of crude oil	0	0
Revenue from sale of natural gas	0	0
Revenue from sale of NGLs	0	0
Royalty expense	0	0
Petroleum and natural gas sales, net of royalties	0	0
Finance revenue	483	75
Revenue	483	75
Segmented and non-segmented expenses (income)
Production and operating	0	0
Selling costs	0	0
General and administrative	12,756	8,324
Foreign exchange (gain) loss	(289)	194
Finance costs	0	1,016
Depletion, depreciation and amortization	309	398
Asset retirement obligation accretion	0	0
Loss on financial instruments	0	151
Impairment loss	0	0
Gain on disposition of assets	0	0
Income tax expense	0	0
NET EARNINGS (LOSS)	(12,293)	(10,008)
Non-segment [member] | Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Non-segment [member] | Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	$ 68	$ 41